Income taxes	12 Months Ended
Dec. 31, 2025
Income taxes
Income taxes

Note 36.Income taxes

The following table summarizes income / (loss) before income taxes by jurisdiction:

Income / (Loss)	12 months ended December 31,
USD’000	2025	2024	2023
Switzerland	(23,248)	(18,571)	(18,766)
Foreign	(14,963)	(10,286)	3,547
Loss before income tax	(38,211)	(28,857)	(15,219)

The following table summarizes income tax income/ (expense) before income taxes by jurisdiction:

	12 months ended December 31,
USD’000	2025	2024	2023
Current
Switzerland	—	—	—
Foreign	163	(3,086)	(230)

Deferred
Switzerland	—	—	—
Foreign	—	—	—
Income tax (expense) / income	163	(3,086)	(230)

The difference between the income tax recovery / (expense) at the Swiss Federal statutory income tax rate of 8.5% compared to the Group’s income tax recovery / (expense) as reported is reconciled below. In line with ASU 2023-09, the Group has elected not to restate prior periods.

12 months ended
December 31,
USD’000	2025
Net loss before income tax	(38,211)
Swiss Federal statutory tax rate	3,248
State and local income taxes (Geneva), net of federal income tax effect	—
Foreign tax effects
France
State income taxes, net of federal income tax effect	(1,087)
Changes in tax loss carryforwards from acquisition	3,531
Change in loss carryforwards in relation to the debt remission	105
Changes in tax loss carryforwards	4,161
Permanent Difference in relation to stock-based compensation	37
Changes in valuation allowances	(7,883)
Amortization of deferred tax liabilities from acquisition	171
Other	(22)
Effect of changes in tax laws or rates enacted in the current period	—
Effect of cross-border tax laws	—
Tax credits
Changes in tax loss carryforwards	1,630
State income taxes, net of federal income tax effect	(1,976)
Changes in valuation allowances	(1,671)
Nontaxable or nondeductible items
Permanent Difference in relation to stock-based compensation	257
Changes in unrecognized tax benefits	—
Other	(337)
Income tax (expense) / recovery	163

	12 months ended December 31,
USD’000	2024	2023
Net income / (loss) before income tax	(28,857)	(15,219)
Statutory tax rate	14.7%	14%
Expected income tax (expense) / recovery	4,242	2,131
Change in tax loss carryforwards	5,469	2,778
Change in loss carryforwards in relation to the debt remission of SEALSQ France SAS	(52)	(514)
Change in valuation allowance	(8,656)	(2,682)
Permanent difference in relation to stock-based compensation	(21)	2
Foreign tax effects	(1,521)	509
Nontaxable or nondeductible items	(2,730)	(2,759)
Other	183	305
Income tax (expense) / recovery	(3,086)	(230)

The Group assesses the recoverability of its deferred tax assets and, to the extent recoverability does not satisfy the “more likely than not” recognition criterion under ASC 740, records a valuation allowance against its deferred tax assets. The Group considered its recent operating results and anticipated future taxable income in assessing the need for its valuation allowance.

In view of the Group’s continued loss before income tax in the year ended December 31, 2025, and of the anticipated future taxable income per management’s forecast, the Group assessed that the recoverability of its deferred tax assets remains below the “more likely than not” recognition criterion under ASC 740 as at December 31, 2025. Consequently, the Group maintained a full valuation allowance against its gross deferred tax assets.

The following table summarizes deferred income tax assets/ (liabilities) by jurisdiction.

	12 months ended December 31,
USD’000	2025	2024
Switzerland	—	—
Foreign	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

Deferred income tax assets/ (liabilities) consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Defined benefit accrual	745	502
Tax loss carryforwards	38,481	29,006
Add back loss carryforwards used for the debt remission by SEALSQ France SAS	881	776
Valuation allowance	(40,107)	(30,284)
Deferred tax liability from acquisition	(4,367)	—
Deferred income tax assets / (liabilities)	(4,367)	—

In connection with the acquisition of IC’Alps, the Group recognized a net deferred tax liability of USD 4,366,726 as at December 31, 2025, related to intangible assets identified during the Purchase Price Allocation (PPA).

As of December 31, 2025, the Group’s operating loss carryforwards in the following jurisdictions for its operations are as follows:

Operating loss-carryforward as of December 31, 2025

USD’000	USA	Switzerland	Spain	France	UK	Germany	India	Vietnam	Japan	Total
2026	—	5,873	—	—	—	—	—	—	—	5,873
2027	—	24,422	—	—	—	—	—	3	—	24,425
2028	—	30,089	—	—	—	—	—	4	—	30,093
2029	—	67,613	—	—	—	—	—	3	—	67,616
2030	—	24,868	—	—	—	—	—	4	—	24,872
2031	—	22,654	—	—	—	—	9	—	—	22,663
2032	—	22,596	—	—	—	—	77	—	—	22,673
2033	—	—	—	—	—	—	—	—	—	—
2034	—	—	—	—	—	—	—	—	—	—
2035	89	—	—	—	—	—	—	—	—	89
2036	—	—	—	—	—	—	—	—	—	—
2037	159	—	—	—	—	—	—	—	—	159
2038	—	—	—	—	—	—	—	—	—	—
2039	220	—	—	—	—	—	—	—	—	220
2040	90	—	—	—	—	—	—	—	—	90
2041	1	—	—	—	—	—	—	—	—	1
2042	45	—	—	—	—	—	—	—	—	45
2043	—	—	—	—	—	—	—	—	—	—
2044	18	—	—	—	—	—	—	—	—	18
2045	59	—	—	—	—	—	—	—	—	59
No expiry	n/a	n/a	4,170	54,521	10	7	n/a	n/a	9	58,717
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
	681	198,115	4,170	54,521	10	7	86	14	9	257,613

The following tax years remain subject to examination by tax authorities:

Significant jurisdictions	Open years
Switzerland	2024 - 2025
USA	2025
France	2022 – 2025
Spain	2022 – 2025
Japan	2025
Taiwan	2025
India	2025
Germany	2025
UK	2021 - 2025
Vietnam	2025

The Group has no unrecognized tax benefits.